Schedule of investments
Delaware Global Equity Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.19%Δ
Denmark − 2.29%
Novo Nordisk Class B	27,740	$ 4,481,115
		4,481,115
France − 14.04%
Air Liquide	41,145	7,378,742
Danone	124,393	7,623,232
Kering	4,616	2,548,951
Orange	366,160	4,279,108
Sodexo	51,254	5,643,955
		27,473,988
Germany − 10.67%
adidas AG	33,930	6,586,765
Fresenius Medical Care AG & Co.	45,590	2,178,797
Knorr-Bremse	53,020	4,053,041
SAP	59,045	8,065,984
		20,884,587
Japan − 4.50%
Asahi Group Holdings	53,800	2,087,431
Kao	98,800	3,585,443
Makita	111,000	3,137,558
		8,810,432
Netherlands − 5.08%
Koninklijke Ahold Delhaize	291,443	9,936,173
		9,936,173
Spain − 3.46%
Amadeus IT Group †	88,865	6,767,104
		6,767,104
Sweden − 7.74%
Essity Class B	189,500	5,046,702
H & M Hennes & Mauritz Class B	295,450	5,080,944
Securitas Class B	610,410	5,013,756
		15,141,402
Switzerland − 9.51%
Nestle	83,840	10,085,248
Roche Holding	16,250	4,963,889
Swatch Group	12,160	3,555,490
		18,604,627
United Kingdom − 13.92%
Diageo	180,988	7,780,856
Intertek Group	69,480	3,766,368
Smith & Nephew	460,389	7,427,608
Unilever	158,895	8,274,336
		27,249,168
United States − 24.98%
Clorox	45,617	7,254,928
Henry Schein †	81,203	6,585,563
Ingredion	54,139	5,736,027
Kimberly-Clark	38,770	5,352,586
Lamb Weston Holdings	35,040	4,027,848
Merck & Co.	53,040	6,120,286
Otis Worldwide	29,022	2,583,248
Pfizer	162,035	5,943,444
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Visa Class A	22,246	$ 5,282,980
		48,886,910
Total Common Stocks (cost $179,635,445)		188,235,506

Preferred Stock – 2.11%
Germany − 2.11%
Henkel AG & Co. 2.64% ω	51,589	4,125,895
Total Preferred Stock (cost $4,211,657)		4,125,895

Short-Term Investments – 1.31%
Money Market Mutual Funds – 1.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	642,930	642,930
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	642,930	642,930
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	642,930	642,930
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	642,931	642,931
Total Short-Term Investments (cost $2,571,721)		2,571,721

Total Value of Securities−99.61% (cost $186,418,823)		194,933,122
Receivables and Other Assets Net of Liabilities — 0.39%		766,443
Net Assets Applicable to 30,524,919 Shares Outstanding — 100.00%	$195,699,565
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
AG - Aktiengesellschaft
NQ- QNV [0623] 0823 (3054859)    1